Fair value re-measurement of share subscription agreement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value re-measurement of share subscription agreement
Schedule of changes in fair value of derivative financial asset instrument

(Euro, in thousands)
Fair value at inception	€39,003

Movement of 2015 ( recognized in the statement of operations)	(30,632)

Fair value per December 31, 2015	8,371

Movement of period January 1-19, 2016 ( recognized in the statement of operations)	57,479

Fair value per January 19, 2016	65,850

Derecognition of the financial asset through the share premium account	(65,850)

Fair value per December 31, 2016	€—